SECURITISATIONS AND COVERED BONDS - Analysis of Securitisations and Covered Bonds (Details) £ in Millions, € in Billions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 33,905		£ 27,927
External notes in issue	21,140		17,769
Notes held within the Group	3,021		1,682
Notional amount	272,315		225,608
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35		€ 35
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	8,210		6,047
External notes in issue	3,929		2,769
Notes held within the Group	1,797		1,682
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	7,492		5,290
External notes in issue	3,379		2,219
Notes held within the Group	1,797		1,682
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	5,109		3,242
External notes in issue	3,379		2,119
Notes held within the Group	389		300
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,383		2,048
External notes in issue	0		100
Notes held within the Group	1,408		1,382
Repton | Securitisation programmes | Other asset-backed securitisation structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	718		757
External notes in issue	550		550
Notes held within the Group	0		0
Euro €35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	25,695		21,880
External notes in issue	17,211		15,000
Notes held within the Group	£ 1,224		£ 0